March 2, 2016

Securities and Exchange Commission
Office of Filings and Information Services
100 F. Street, NE
Washington, D.C. 20549

Re:	Dreyfus Institutional Reserves Funds (the “Fund”)
1940 Act File No.: 811-22169
1933 Act File No.: 333-148652
CIK No.: 0001423799

Dear Sir/Madam:

     Transmitted for filing is the Form N-CSR for the above-referenced Fund for the annual period ended December 31, 2015.

     Please direct any questions or comments to the attention of the undersigned at 412-236-7700.

Very truly yours,

/s/ Joseph W. Kulbacki
Joseph W. Kulbacki

JWK/
Enclosure